RECEIVABLES (Details 2) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Retail USD ($)	Dec. 31, 2014 Retail committed asset-backed facilities USD ($)	Dec. 31, 2013 Retail committed asset-backed facilities USD ($)	Dec. 31, 2014 Conduit facilities, $500 million renewable in May 2015 USD ($)	Dec. 31, 2014 Conduit facilities, $300 million renewable in May 2015 USD ($)	Dec. 31, 2014 Conduit facilities renewable in December 2016 Canada USD ($)	Dec. 31, 2014 Conduit facilities renewable in December 2016 Canada CAD	Dec. 31, 2014 Asset-backed notes USD ($)
Receivables
Asset-backed transactions securitized				$ 3,414,656	$ 4,405,135
Outstanding amount of transactions securitized				6,736,423	6,893,949
Remaining period of transactions securitized				37 months	41 months
Maximum borrowing capacity	13,492,872	13,953,995		1,631,665		500,000	300,000	505,695	585,750
Term of credit agreement				2 years
Off-Book Receivables		13,217	13,217
Number of conduit facilities	2
Additional borrowing issued										$ 367,300
Number of components of allowance for credit losses	2
Number of portfolio segments in which allowance for credit losses is segregated	3